Compensation of key management personnel (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, bonus and benefits	[1]	R$ 45,014	R$ 35,147	R$ 69,609
Payroll charges		11,981	13,454	15,813
Share-based compensation		21,798	15,509	8,880
Total		R$ 78,793	R$ 64,110	R$ 94,302

[1]	Includes compensation for members of the Management and audit committee.